Fair Value Measurements - Summary of Fair Value Measurements Inputs (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price		$ 18
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price	$ 10.91	10.44	$ 9.96
Exercise price	$ 11.5	$ 11.5	$ 11.5
Expected term (in years)	7 months 2 days	10 months 2 days	7 months 2 days
Volatility	31.00%	30.00%	32.00%
Risk-free rate			5.60%
Dividend yield	0.00%	0.00%	0.00%